Equity Offering and Sale of Series A Preferred Units (Tables)	6 Months Ended
Jun. 30, 2017
Equity [Abstract]
Schedule of Equity Offerings	Equity Offering

(U.S. Dollars in thousands)	January 2017 Offering
Gross proceeds received	$56,125
Less: Underwriters’ discount	925
Less: Offering expenses	321

Net proceeds received	$54,879

Schedule of Sale of Series A Preferred Units

Sale of Series A Preferred units

(U.S. Dollars in thousands)	February 2017 Series A Preferred Units	June 2017 Series A Preferred Units	Total Series A Preferred Units
Gross proceeds received	$50,000	$40,000	$90,000
Less: Fee	1,000	1,000	2,000
Less: Expenses	386	171	557

Net proceeds received	$48,614	$38,829	$87,443